Other income (Tables)	12 Months Ended
Dec. 31, 2020
Other Income [Line Items]
Disclosure Of Other Operating Income Explanatory

Note 5 Other income

	For the year ended
USD million	31.12.20	31.12.19	31.12.18
Associates, joint ventures and subsidiaries
Net gains / (losses) from acquisitions and disposals of subsidiaries[1]	635[2]	(36)	(290)
Net gains / (losses) from disposals of investments in associates	0	4	46
Share of net profits of associates and joint ventures	84[3]	46	529[4]
Impairments related to associates	0	(1)	0
Total	719	13	284
Net gains / (losses) from disposals of financial assets measured at fair value through other comprehensive income	40	31	0
Income from properties[5]	26	27	24
Net gains / (losses) from properties held for sale	76[6]	(19)	40
Other	216[7]	160	80
Total other income	1,076	212	428
1 Includes foreign exchange gains / (losses) reclassified from other comprehensive income related to the disposal or closure of foreign operations. 2 Includes a USD 631 million net gain on the sale of a majority stake in Fondcenter AG. Refer to Note 29 for more information. 3 Includes a valuation gain of USD 26 million on UBS’s equity ownership of SIX Group. 4 Includes a valuation gain of USD 460 million on UBS’s equity ownership of SIX Group related to the sale of SIX Payment Services to Worldline. 5 Includes rent received from third parties. 6 Includes net gains of USD 140 million arising from sale-and-leaseback transactions, primarily related to a property in Geneva, partly offset by remeasurement losses relating to properties that were reclassified as held for sale. 7 Includes a USD 215 million gain on the sale of intellectual property rights associated with the Bloomberg Commodity Index family.

UBS AG
Other Income [Line Items]
Disclosure Of Other Operating Income Explanatory

Note 5 Other income

	For the year ended
USD million	31.12.20	31.12.19	31.12.18
Associates, joint ventures and subsidiaries
Net gains / (losses) from acquisitions and disposals of subsidiaries[1]	635[2]	(36)	(292)
Net gains / (losses) from disposals of investments in associates	0	4	46
Share of net profits of associates and joint ventures	84[3]	46	529[4]
Impairments related to associates	0	(1)	0
Total	719	13	283
Net gains / (losses) from disposals of financial assets measured at fair value through other comprehensive income	40	31	0
Income from properties[5]	25	27	24
Net gains / (losses) from properties held for sale	76[6]	(19)	40
Income from shared services provided to UBS Group AG or its subsidiaries	422	464	478
Other	267[7]	161	80
Total other income	1,549	677	905
1 Includes foreign exchange gains / (losses) reclassified from other comprehensive income related to the disposal or closure of foreign operations. 2 Includes a USD 631 million net gain on the sale of a majority stake in Fondcenter AG. Refer to Note 29 for more information. 3 Includes a valuation gain of USD 26 million on UBS AG’s equity ownership of SIX Group. 4 Includes a valuation gain of USD 460 million on UBS AG’s equity ownership of SIX Group related to the sale of SIX Payment Services to Worldline. 5 Includes rent received from third parties. 6 Includes net gains of USD 140 million arising from sale-and-leaseback transactions, primarily related to a property in Geneva, partly offset by remeasurement losses relating to properties that were reclassified as held for sale. 7 Includes a USD 215 million gain on the sale of intellectual property rights associated with the Bloomberg Commodity Index family.